LONG-TERM INVESTMENTS (Details) - USD ($)		Feb. 28, 2018		Feb. 28, 2017		Oct. 31, 2014
Schedule of Investments [Line Items]
Fair value option investments	[1]	$ 7,786,000		$ 10,158,514
Available-for-sale investments	[1]	322,777,769		235,675,844
Held-to-maturity investments	[2]	75,219,750		0
Total		597,605,775		347,732,444
Minerva Project Inc [Member]
Schedule of Investments [Line Items]
Cost method investments		18,000,003	[3]	18,000,003	[3]	$ 18,000,003
Knewton Inc [Member]
Schedule of Investments [Line Items]
Cost method investments	[4]	11,582,167		11,582,167
Other Cost Method Investments [Member]
Schedule of Investments [Line Items]
Cost method investments	[5]	19,078,782		9,163,228
Phoenix E-Learning Corporation [Member]
Schedule of Investments [Line Items]
Equity method investments	[6]	24,660,475		24,157,270
Beijing Haoweilai Gongying Investment Center LLP [Member]
Schedule of Investments [Line Items]
Equity method investments	[7]	4,374,725		3,758,732
Shenzhen Youban Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity method investments	[8]	21,418,825		5,783,156
Shanghai Xiaoxin Information Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity method investments	[9]	10,397,823		3,400,968
GSV Acceleration Fund I, L.P. [Member]
Schedule of Investments [Line Items]
Equity method investments	[10]	8,329,070		4,001,335
Hangzhou Feizhu Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity method investments	[11]	11,163,616		0
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Equity method investments	[12]	$ 62,816,770		$ 22,051,227

[1]	Please refer to Note 14(a) fair value option investments and available-for-sale investments for details.
[2]	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products was two years and recorded at amortized cost. The Group estimated that their fair value approximate their carrying amount.
[3]	In October 2014, the Group acquired minority equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2018, no impairment loss has been recorded in regard to the investment.
[4]	In January 2016, the Group acquired minority equity interest in Knewton, Inc., a company in adaptive learning incorporated in Delaware with total cash consideration of $5,000,001. In March 2016, the Group acquired additional minority equity interest in Knewton, Inc. with total cash consideration of $6,582,166. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2018, no impairment loss was recorded in regard to the investment.
[5]	The Group holds equity interests in several third-party private companies through investments in their common shares or in-substance common shares where these equity interests are generally less than 10%. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees. The Group recorded $nil, $1,269,611 and $nil impairment loss during the fiscal years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.
[6]	In December 2015, the Group invested $30,000,000 to acquire 32% equity interest of Phoenix E-Learning Corporation, which operates zxxk.com, an online educational platform serving the public school system in China. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group accounts for its investment in Phoenix E-Learning Corporation on a one quarter lag basis as the financial statements of this investee cannot be made available within a reasonable time.
[7]	In May 2016, the Group and two third-parties which are related parties (“third party group”), established Gongying Fund, a limited liability partnership focusing on investing in private education companies. The Group and the third party group owns 20% and 80% equity interest of Gongying Fund, respectively. They are co-general partners of Gongying Fund. Gongying Fund’s scale is RMB259.0 million (equivalent to $37.7 million) that the Group and the third party group have committed to invest RMB51.6 million (equivalent to $7.5 million) and RMB207.4 million (equivalent to $30.2 million), respectively. As of February 28, 2018, both parties have fulfilled half of their respective capital commitment to Gongying Fund. The Group and the third party committed to invest the remaining portion upon the capital call of Gongying Fund. All investment decisions made by Gongying Fund have to be approved by both parties. The Group has the ability to exercise significant influence but does not have control over Gongying Fund due to the other partner’s substantive participating rights, and thereby used the equity method to account for the investment. In fiscal year 2017, Gongying Fund invested RMB70 million (equivalent to $10.2 million) to purchase minority equity interests of two privately held education companies.
[8]	In September 2015, the Group acquired 20% equity interest in Shenzhen Youban, which is mainly engaged in the development of online early education mobile application. In July 2017, the Group acquired additional equity interest and as a result, the Group held 28% equity interest as of February 28, 2018. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.
[9]	In November 2016, the Group acquired 25% equity interest in Shanghai Xiaoxin, which is mainly engaged in the development of communication tools between teachers and students. In October 2017, the Group acquired additional 14.7% equity interest in Shanghai Xiaoxin. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.
[10]	For the years ended February 28, 2017 and 2018, the Group paid $3.4 million and $7.7 million capital commitment to GSV Fund, respectively. The Group committed to invest the remaining portion upon the capital call of GSV Fund. The Group is one of the limited partners and has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.
[11]	In November 2017, the Group acquired 32.8% equity interest in Hangzhou Feizhu, which is mainly engaged in online English learning. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.
[12]	The Group holds 4.8% to 39.7% equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are engaged in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recorded $5,622,221, $757,591 and $409,229 impairment loss for its equity method investments during the fiscal years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.